IFRS 7 Disclosure	6 Months Ended
Apr. 30, 2023
Text block [abstract]
IFRS 7 Disclosure
Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.
Our risk management framework includes:
•	CIBC, SBU, functional group-level and regional risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test the design and operating effectiveness of our key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.
Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:
(i)
As the first line of defence, CIBC’s Management, in SBUs and functional groups own the risks and are accountable and responsible for identifying and assessing risks inherent in its activities in accordance with the CIBC risk appetite. In addition, Management establishes and maintains controls to mitigate such risks. Management may include governance groups within the business to facilitate the Control Framework and other risk-related processes. A Governance Group refers to a group within Business Unit Management (first line of defence) whose focus is to manage governance, risk and control activities on behalf of that Business Unit Management. A Governance Group is considered first line of defence, in conjunction with Business Unit Management. Control Groups are groups with enterprise-wide accountability for specific risk type
s
and are also considered first line of defence. They provide subject matter expertise to Management and/or implement/maintain enterprise-wide control programs and activities for their domain area (for example Information Security). While Control Groups collaborate with Management in identifying and managing risk, they also challenge risk decisions and risk mitigation strategies.

(ii)
The second line of defence is independent from the first line of defence and provides an enterprise-wide view of specific risk types, guidance and effective challenge to risk and control activities. Risk Management is the primary second line of defence. Risk Management may leverage subject matter expertise of other groups (e.g., third parties or Control Groups) to inform their independent assessments, as appropriate.

(iii)
As the third line of defence, Internal Audit is responsible for providing reasonable assurance to senior management and the Audit Committee of the Board on the effectiveness of CIBC’s governance practices, risk management processes, and Internal Control as a part of its risk-based audit plan and in accordance with its mandate as described in the Internal Audit Charter.

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.
Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.
Credit risk arises out of the lending businesses in each of our SBUs and in International banking, which is included in Corporate and Other. Other sources of credit risk consist of our trading activities, which include our OTC derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and CVA but is before allowance for credit losses or credit risk mitigation. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.

$ millions, as at	2023 Apr. 30			2022 Oct. 31
	IRB approach (1)	Standardized approach	Total	AIRB approach	Standardized approach	Total
Business and government portfolios
Drawn (2)	$311,854	$76,899	$388,753	$314,712	$76,152	$390,864
Undrawn commitments	57,378	9,226	66,604	74,327	10,160	84,487
Repo-style transactions (3)	316,727	–	316,727	256,063	–	256,063
Other off-balance sheet (3)	15,391	836	16,227	91,350	831	92,181
OTC derivatives	17,655	175	17,830	21,856	110	21,966
Gross EAD on business and government portfolios	719,005	87,136	806,141	758,308	87,253	845,561
Less: Collateral held for repo-style transactions (3)	302,497	–	302,497	237,484	–	237,484
Net EAD on business and government portfolios	416,508	87,136	503,644	520,824	87,253	608,077
Retail portfolios
Drawn	317,308	10,238	327,546	317,071	10,590	327,661
Undrawn commitments	104,311	3,634	107,945	99,817	28	99,845
Other off-balance sheet	433	132	565	420	121	541
Gross EAD on retail portfolios	422,052	14,004	436,056	417,308	10,739	428,047
Securitization exposures	21,460	14,094	35,554	15,333	3,257	18,590
Gross EAD (4)	$1,162,517	$115,234	$1,277,751	$1,190,949	$101,249	$1,292,198
Net EAD (4)	$860,020	$115,234	$975,254	$953,465	$101,249	$1,054,714
(1)	Effective in the second quarter of 2023, the IRB approach includes both the Advanced IRB (AIRB) approach and the Foundation IRB (FIRB) approach.
(2)	The first quarter of 2023, includes a change in methodology that resulted in certain exposures previously subject to AIRB, now being included under the standardized securitization approach.
(3)
In the second quarter of 2023, as part of the implementation of the Basel III reforms, certain exposures in which we act as a guarantor were prospectively reclassified from other off-balance sheet to repo-style transactions with the inclusion of the collateral held now included in collateral held for repo-style transactions.

(4)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (
QCCPs
)
as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security starting in the second quarter of 2023. Risk-weighting for non-trading equity securities was at 100% prior to the second quarter of 2023.

Trading credit exposure
We have trading credit exposure (also called counterparty credit exposure) that arises from our OTC derivatives and our repo-style transactions. The nature of our derivatives exposure and how it is mitigated is described in Note 12 to the consolidated financial statements included in our 2022 Annual Report. Our repo-style transactions consist of our securities bought or sold under repurchase agreements, and our securities borrowing and lending activity.
The following table shows the rating profile of OTC derivative MTM receivables:

$ billions, as at	2023 Apr. 30		2022 Oct. 31
	Exposure (1)
Investment grade	$5.78	84.8%	$11.18	79.1%
Non-investment grade	1.01	14.9	2.87	20.3
Watch list	0.01	0.2	0.09	0.6
Default	–	–	–	–
Unrated	0.01	0.1	–	–
	$6.81	100.0%	$14.14	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.
Loans contractually past due but not impaired
The following table provides an aging analysis of loans that are not impaired, where repayment of principal or payment of interest is contractually in arrears. Loans less than
30 days past due are excluded as such loans are not generally indicative of the borrowers’ ability to meet their payment obligations.

$ millions, as at			2023 Apr. 30	2022 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$804	$–	$804	$874
Personal	223	–	223	247
Credit card (1)	190	116	306	331
Business and government	189	–	189	256
	$1,406	$116	$1,522	$1,708
(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.

Market risk

Market risk is the risk of economic and/or financial loss in our trading and non-trading portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk primarily arises in CIBC’s Capital Markets and Treasury activities, and encompasses all market-related positioning and market-making activities.
The trading book consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.
The Banking book consists of positions in various currencies that are related to asset/liability management and funding, liquidity management and investment activities.
Trading activities
We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income and non-interest
income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.
Value-at-Risk
Our Value-at-Risk (VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR, stressed VaR and other risk measures.
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

	As at or for the three months ended								As at or for the six months ended
$ millions				2023 Apr. 30		2023 Jan. 31		2022 Apr. 30	2023 Apr. 30	2022 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$9.2	$5.4	$6.3	$7.0	$7.1	$7.1	$6.4	$6.9	$7.0	$8.3
Credit spread risk	1.8	1.1	1.4	1.4	1.6	1.4	1.9	2.3	1.4	5.3
Equity risk	8.6	3.3	3.3	6.1	5.4	5.7	5.2	4.3	5.9	4.6
Foreign exchange risk	1.9	0.4	0.7	0.8	0.8	1.1	1.5	1.8	1.0	1.9
Commodity risk	4.1	1.5	1.9	2.5	3.4	2.5	1.3	2.7	2.5	2.9
Debt specific risk	3.1	1.7	2.0	2.2	2.1	1.7	2.5	2.2	2.0	2.4
Diversification effect (1)	n/m	n/m	(7.8)	(10.7)	(12.2)	(10.7)	(8.7)	(12.1)	(10.8)	(16.9)
Total VaR (one-day measure)	$13.2	$6.7	$7.8	$9.3	$8.2	$8.8	$10.1	$8.1	$9.0	$8.5
Stressed total VaR (one-day measure)	$52.4	$14.2	$32.1	$34.8	$47.6	$43.4	$32.5	$26.6	$39.2	$30.0
IRC (one-year measure)	$131.6	$87.7	$109.3	$103.1	$130.3	$133.0	$125.0	$133.3	$118.4	$138.1
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Non-trading activities
Structural interest rate risk (SIRR)
SIRR primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading-related businesses. The objective of SIRR management is to lock in product spreads and deliver stable and predictable net interest income over time, while managing the risk to the economic value of our assets arising from changes in interest rates.
SIRR results from differences in the maturities or repricing dates of assets and liabilities, both on- and off-balance sheet, as well as from embedded optionality in retail products, and other product features that could affect the expected timing of cash flows, such as options to pre-pay loans or redeem term deposits prior to contractual maturity. A number of assumptions affecting cash flows, product repricing and the administration of rates underlie the models used to measure SIRR. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, the treatment of non-maturity deposits and equity. All assumptions are derived empirically based on historical client behaviour, balance sheet composition and product pricing with the consideration of possible forward-looking changes. All models and assumptions used to measure SIRR are subject to independent oversight by Risk Management. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.
The following table shows the potential before-tax impact of an immediate and sustained 100 basis point increase and 100 basis point decrease in interest rates on projected 12-month net interest income and the economic value of equity (EVE) for our structural balance sheet, assuming no subsequent hedging. Due to the increase in interest rates in Canada and the U.S
.
from early last year, and the market expectation that the high interest rate environment will persist, an immediate downward shock of 100 basis points has been applied since the third quarter of 2022, while maintaining a floor on market and client interest rates at zero at the end of the year. We continue to provide the impact of a 25 basis point decrease this quarter for comparison against the same quarter last year when the impact of a 25 basis points decrease was appropriate due to the low interest rate environment in both Canada and the U.S. for those periods.
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2023 Apr. 30			2023 Jan. 31			2022 Apr. 30
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$276	$83	$359	$255	$37	$292	$402	$26	$428
Increase (decrease) in EVE	(502)	(290)	(792)	(523)	(335)	(858)	(679)	(321)	(1,000)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(76)	(16)	(92)	(66)	(7)	(73)	(101)	(9)	(110)
Increase (decrease) in EVE	102	76	178	117	86	203	159	82	241
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(328)	(62)	(390)	(297)	(25)	(322)	n/a	n/a	n/a
Increase (decrease) in EVE	413	311	724	465	351	816	n/a	n/a	n/a

(1)	Includes CAD and other currency exposures.
n/a	Not applicable.
Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.
Liquid assets
Available liquid assets include unencumbered cash and marketable securities from on- and off-balance sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2023	Cash and deposits with banks	$53,291	$–	$53,291	$1,156	$52,135
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	146,713	84,150	230,863	120,875	109,988
	Other debt securities	5,687	9,119	14,806	2,162	12,644
	Equities	34,708	25,607	60,315	33,955	26,360
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,583	3,095	35,678	15,698	19,980
	Other liquid assets (2)	14,141	2,940	17,081	8,566	8,515
		$287,123	$124,911	$412,034	$182,412	$229,622
2022	Cash and deposits with banks	$63,861	$–	$63,861	$286	$63,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,923	85,602	219,525	122,283	97,242
	Other debt securities	6,764	8,957	15,721	2,262	13,459
	Equities	30,825	29,521	60,346	30,408	29,938
	Canadian government guaranteed National Housing Act mortgage-backed securities	33,148	3,321	36,469	16,711	19,758
	Other liquid assets (2)	19,159	2,326	21,485	16,040	5,445
		$287,680	$129,727	$417,407	$187,990	$229,417
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.
Asset encumbrance

In the course of our day-to-day operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and for other collateral management purposes.
Restrictions on the flow of funds
Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.
We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.
Funding

We fund our operations with client-sourced deposits, supplemented with a wide range of wholesale funding.
Our principal approach aims to fund our consolidated balance sheet with deposits primarily raised from personal and commercial banking channels. We maintain a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.
We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.
We continuously evaluate opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.
GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.
Assets and liabilities
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$21,941	$–	$–	$–	$–	$–	$–	$–	$–	$21,941
Interest-bearing deposits with banks	31,350	–	–	–	–	–	–	–	–	31,350
Securities	6,307	6,725	5,062	2,570	4,668	16,976	67,831	46,112	36,752	193,003
Cash collateral on securities borrowed	10,257	–	–	–	–	–	–	–	–	10,257
Securities purchased under resale agreements	40,204	15,314	9,390	1,230	1,992	1,583	77	–	–	69,790
Loans
Residential mortgages	2,366	5,481	10,526	7,976	14,358	59,204	163,226	8,222	–	271,359
Personal	554	627	682	792	934	751	4,027	5,474	31,185	45,026
Credit card	358	717	1,075	1,075	1,075	4,300	8,465	–	–	17,065
Business and government	12,722	9,711	9,845	10,259	12,998	37,207	74,865	19,174	10,562	197,343
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,397)	(3,397)
Derivative instruments	1,090	4,449	2,761	3,173	1,486	4,120	6,255	5,630	–	28,964
Customers’ liability under acceptances	10,072	799	4	–	2	–	–	–	–	10,877
Other assets	–	–	–	–	–	–	–	–	41,661	41,661
	$137,221	$43,823	$39,345	$27,075	$37,513	$124,141	$324,746	$84,612	$116,763	$935,239
October 31, 2022	$162,138	$38,036	$33,508	$30,461	$37,755	$106,155	$339,631	$77,111	$118,802	$943,597
Liabilities
Deposits (2)	$19,763	$50,570	$61,447	$48,310	$45,992	$38,014	$70,419	$18,429	$352,973	$705,917
Obligations related to securities sold short	16,731	–	–	–	–	–	–	–	–	16,731
Cash collateral on securities lent	5,677	–	–	–	–	–	–	–	–	5,677
Obligations related to securities sold under repurchase agreements	72,649	2,481	381	–	–	–	500	–	–	76,011
Derivative instruments	913	3,984	2,966	3,219	2,147	4,961	7,862	10,349	–	36,401
Acceptances	10,102	799	4	–	2	–	–	–	–	10,907
Other liabilities	25	25	75	74	72	305	600	933	23,365	25,474
Subordinated indebtedness	–	–	–	–	–	35	–	6,580	–	6,615
Equity	–	–	–	–	–	–	–	–	51,506	51,506
	$125,860	$57,859	$64,873	$51,603	$48,213	$43,315	$79,381	$36,291	$427,844	$935,239
October 31, 2022	$123,388	$44,632	$48,750	$62,962	$57,224	$39,220	$84,857	$36,779	$445,785	$943,597
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $236.7 billion (October 31, 2022: $232.1 billion) of personal deposits; $444.5 billion (October 31, 2022: $443.0 billion) of business and government deposits and secured borrowings; and $24.8 billion (October 31, 2022: $22.5 billion) of bank deposits.

Credit-related commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$2,186	$9,999	$5,525	$5,791	$5,937	$23,405	$65,333	$3,505	$226,771		$348,452
Securities lending (2)	42,529	4,969	3,269	–	–	–	–	–	–		50,767
Standby and performance letters of credit	3,867	2,408	2,957	5,606	3,292	636	980	132	–		19,878
Backstop liquidity facilities	–	676	754	10,823	86	99	–	–	–		12,438
Documentary and commercial letters of credit	28	40	17	10	3	2	78	–	–		178
Other	1,426	–	–	–	–	–	–	–	–		1,426
	$50,036	$18,092	$12,522	$22,230	$9,318	$24,142	$66,391	$3,637	$226,771		$433,139
October 31, 2022	$50,694	$28,841	$13,542	$10,256	$8,415	$22,105	$68,049	$2,735	$216,873		$421,510
(1)	Includes $175.9 billion (October 31, 2022: $167.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $5.7 billion (October 31, 2022: $4.9 billion) for cash because it is reported on the interim consolidated balance sheet.
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at April 30, 2023	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$96	$159	$193	$191	$136	$486	$654	$174	$2,089
Future lease commitments (2)	–	–	–	–	–	–	87	482	569
Investment commitments	–	–	2	1	9	3	14	527	556
Underwriting commitments	363	–	–	–	–	–	–	–	363
Pension contributions (3)	–	–	–	–	–	–	–	–	–
	$459	$159	$195	$192	$145	$489	$755	$1,183	$3,577
October 31, 2022 (2)	$1,066	$193	$341	$250	$220	$597	$847	$1,074	$4,588
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes operating lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2023 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.